CONCENTRATIONS (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Total EMFIDS parts, raw material and packaging purchases made during the period	$ 631,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers in concentration	2
Accounts Receivable [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	49.40%
Accounts Receivable [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%
Sales Revenue [Member]
Concentration Risk [Line Items]
Number of customers in concentration	5
Number of products in concentration	4
Sales Revenue [Member] | Non-US [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.50%
Sales Revenue [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.80%
Sales Revenue [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.60%
Sales Revenue [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Sales Revenue [Member] | Customer Four Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%
Sales Revenue [Member] | Customer Five Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.10%
Sales Revenue [Member] | FireIce [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.70%
Sales Revenue [Member] | Soil2O [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%
Sales Revenue [Member] | FireIce Shield [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.50%
Sales Revenue [Member] | Paid for Research [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.90%
Sales Revenue [Member] | FireIce Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.20%
Sales Revenue [Member] | FireIce Eductors, EMFIDS and extinguishers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.80%
Sales Revenue [Member] | Spray Bottles [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.70%
Sales Revenue [Member] | Canisters and Refills [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.20%
Sales Revenue [Member] | Soil2O Traditional Sales [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.40%
Sales Revenue [Member] | Soil2O Dust Control Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.40%
Sales Revenue [Member] | Soil2O Soil Cap [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.20%
Inventory purchases [Member]
Concentration Risk [Line Items]
Number of customers in concentration	2
Inventory purchases [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	49.00%
Inventory purchases [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.20%
Debt Financing [Member] | President and Principal Shareholder [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%